Stockholders'/Members' Equity - Additional Information (Detail)	Mar. 31, 2026 shares
Stockholders' Equity Note [Abstract]
Capital Unit Held	115,348,571
Percentage Of Ownership Interest Held In Non Controlling Interest	57.00%